Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 143,823
Without expiration dates	52,684
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Without expiration dates	1,305
TOTAL	1,305
U.S. [Member] | Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2024 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Without expiration dates	51,379
TOTAL	142,518
Foreign [Member] | Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	536
Foreign [Member] | Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	977
Foreign [Member] | Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	31,162
Foreign [Member] | Expires 2024 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 58,464